Equity-Based Compensation (Tables) (Converted Shares of Stock [Member])	12 Months Ended
Dec. 31, 2013
Schedule of Employee Stock Performance Activity

The following table sets forth the number of Class D Units and Employee Units surrendered for shares of common stock prior to the consummation of the Company’s initial public offering:

	Units	Shares of Common Stock
	(not in thousands)
Vested TVUs surrendered for shares of stock	121,206	727,852
Class D Units surrendered for shares of stock	29,240	221,290

Total Class D Units and vested TVUs surrendered for shares of stock	150,446	949,142

Unvested TVUs surrendered for unvested Time Restricted shares of stock	103,913	599,215
2.25x PVUs surrendered for 2.25x Performance Restricted shares of stock	222,087	1,308,752
2.75x PVUs surrendered for 2.75x Performance Restricted shares of stock	222,087	1,308,752

Total unvested TVUs and PVUs surrendered for shares of unvested restricted stock	548,087	3,216,719

Total units surrendered for shares of stock and unvested restricted stock	698,533	4,165,861

2.25x Performance Restricted Shares [Member] | 2.25x PVU Employee Units [Member]
Schedule of Employee Stock Performance Activity

The activity related to the 2.25x Performance Restricted shares for the year ended December 31, 2013, is as follows:

	Employee Units	Shares	Weighted Average Grant Date Fair Value per Share
	(not in thousands)
Outstanding 2.25x PVUs at December 31, 2012	225,051
Forfeited	(2,964)
2.25x PVUs surrendered for unvested 2.25x Performance Restricted shares of stock	(222,087)	1,308,752
Vested		—

Outstanding unvested 2.25x Performance Restricted shares of stock at December 31, 2013	—	1,308,752	$21.49

2.25x Performance Restricted Shares [Member] | 2013 Omnibus Incentive Plan [Member]
Schedule of Employee Stock Performance Activity

The activity related to the 2.25x Performance Restricted Omnibus shares for the year ended December 31, 2013, is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
	(not in thousands)
2.25x Performance Restricted Omnibus shares
Granted	163,310	$30.46
Vested	—	—
Forfeited	—	—

Outstanding unvested 2.25x Performance Restricted Omnibus shares of stock at December 31, 2013	163,310	$30.46

2.75x Performance Restricted Shares [Member] | 2.75x PVU Employee Units [Member]
Schedule of Employee Stock Performance Activity

The activity related to the 2.75x Performance Restricted shares for the year ended December 31, 2013, is as follows:

	Employee Units	Shares	Weighted Average Grant Date Fair Value per Share
	(not in thousands)
Outstanding 2.75x PVUs at December 31, 2012	225,051
Forfeited	(2,964)
2.75x PVUs surrendered for unvested 2.75x Performance Restricted shares of stock	(222,087)	1,308,752
Vested		—

Outstanding unvested 2.75x Performance Restricted shares of stock at December 31, 2013	—	1,308,752	$14.40

2.75x Performance Restricted Shares [Member] | 2013 Omnibus Incentive Plan [Member]
Schedule of Employee Stock Performance Activity

The activity related to the 2.75x Performance Restricted Omnibus shares for the year ended December 31, 2013, is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
	(not in thousands)
2.75x Performance Restricted Omnibus shares
Granted	163,310	$23.05
Vested	—	—
Forfeited	—	—

Outstanding unvested 2.75x Performance Restricted Omnibus shares of stock at December 31, 2013	163,310	$23.05

Time Restricted Shares [Member] | 2013 Omnibus Incentive Plan [Member]
Schedule of Employee Stock Performance Activity
The activity related to the Time Restricted Omnibus shares for the year ended December 31, 2013, is as follows:

	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term
	(not in thousands)
Time Restricted Omnibus shares
Granted	171,783	$33.45
Vested	(112,356)	$33.51
Forfeited	(267)	$33.52

Outstanding unvested Time Restricted Omnibus shares at December 31, 2013	59,160	$33.35	15 months

Time Restricted Shares [Member] | TVUs [Member]
Schedule of Employee Stock Performance Activity

The activity related to the TVU and Time Restricted share awards for the year ended December 31, 2013, is as follows:

	Employee Units	Shares	Weighted Average Grant Date Fair Value per Unit/Share	Weighted Average Remaining Contractual Term
	(not in thousands)
Outstanding unvested TVUs at December 31, 2012	112,701		$21.70
Vested units	(8,788)		$22.71
TVUs surrendered for unvested Time Restricted shares of stock	(103,913)	599,215	$4.06
Vested shares		(221,710)	$3.83
Forfeited		(2,025)	$3.82

Outstanding unvested Time Restricted shares of stock at December 31, 2013	—	375,480	$4.19	13 months